Consolidated Statements of Financial Position - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 80,449,772	$ 69,163,296
Financial assets at fair value through profit or loss-current	1,521,406	1,709,531
Accounts receivable, net	30,308,675	44,647,981
Accounts receivable from related parties, net	1,778,499	2,754,253
Other receivables from related parties	3,956	12,945
Current tax assets	79,886	69,156
Inventories	23,460,072	26,309,104
Other current financial assets	2,302,383	1,459,763
Other current assets	3,295,562	2,941,598
Total current assets	143,200,211	149,067,627
Noncurrent assets:
Financial assets at fair value through other comprehensive income-noncurrent	7,545,171	6,979,925
Investments in equity-accounted investees	5,999,479	6,285,865
Property, plant and equipment	206,734,543	221,586,475
Right-of-use assets	12,207,768
Investment property	1,555,130	730,306
Intangible assets	1,527,731	2,096,668
Deferred tax assets	5,181,617	6,632,668
Other noncurrent assets	2,405,346	5,171,646
Total noncurrent assets	243,156,785	249,483,553
Total Assets	386,356,996	398,551,180
Current liabilities:
Short-term borrowings	1,725,602	546,472
Current installments of long-term borrowings	9,535,198	29,595,931
Financial liabilities at fair value through profit or loss-current	18,859	22,115
Accounts payable	44,307,437	50,459,587
Accounts payable to related parties	6,950,828	8,161,186
Equipment and construction payable	6,316,902	11,231,333
Other payables to related parties	40,584	27,998
Current tax liabilities	1,531,588	3,520,469
Provisions-current	708,268	1,507,564
Lease liabilities-current	682,367
Other current liabilities	18,718,165	24,291,532
Total current liabilities	90,535,798	129,364,187
Noncurrent liabilities:
Long-term borrowings, excluding current installments	102,433,194	56,709,387
Provisions-noncurrent	1,053,290	1,030,485
Deferred tax liabilities	1,050,671	1,632,164
Lease liabilities-noncurrent	10,408,710
Other noncurrent liabilities	1,973,459	2,029,651
Total noncurrent liabilities	116,919,324	61,401,687
Total liabilities	207,455,122	190,765,874
Equity
Common stock, $10 par value	96,242,451	96,242,451
Capital surplus	60,543,683	60,620,224
Retained earnings	13,829,640	37,353,842
Other components of equity	(2,005,384)	(847,770)
Treasury shares	(1,013,423)
Equity attributable to shareholders of AU Optronics Corp.	167,596,967	193,368,747
Non-controlling interests	11,304,907	14,416,559
Total equity	178,901,874	207,785,306
Total Liabilities and Equity	$ 386,356,996	$ 398,551,180